JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares (000)		Value ($000)

LONG POSITIONS - 103.7%

COMMON STOCKS - 84.5%

Aerospace & Defense - 1.6%
Northrop Grumman Corp.	3		884
Raytheon Technologies Corp.	10		586

			1,470

Air Freight & Logistics - 0.1%
FedEx Corp.	1		102

Auto Components - 0.6%
Aptiv plc	2		177
BorgWarner, Inc.	1		46
Magna International, Inc. (Canada)	8		356

			579

Banks - 2.1%
Citigroup, Inc.	15		768
First Republic Bank	4		424
SVB Financial Group*	2		466
Truist Financial Corp.	9		321

			1,979

Beverages - 0.9%
Coca-Cola Co. (The)	5		241
Constellation Brands, Inc., Class A	1		132
PepsiCo, Inc.	4		502

			875

Biotechnology - 1.6%
AbbVie, Inc.	7		682
Alexion Pharmaceuticals, Inc.*	1		124
Biogen, Inc.*	1		350
Regeneron Pharmaceuticals, Inc.*	—	(a)	286

			1,442

Building Products - 2.7%
Carrier Global Corp.	11		312
Masco Corp.	13		741
Trane Technologies plc	13		1,424

			2,477

Capital Markets - 1.7%
BlackRock, Inc.	1		391
Morgan Stanley	12		607
State Street Corp.	9		564

			1,562

Chemicals - 4.9%
Air Products and Chemicals, Inc.(b)	3		879
Celanese Corp.	7		642
DuPont de Nemours, Inc.	5		263
Eastman Chemical Co.	9		699
FMC Corp.	4		446
Linde plc (United Kingdom)	7		1,657

			4,586

Diversified Financial Services - 0.3%
Voya Financial, Inc.	6		320

Electric Utilities - 3.1%
Entergy Corp.	4		427
Evergy, Inc.	4		255
NextEra Energy, Inc.(b)	4		1,011
Xcel Energy, Inc.(b)	18		1,224

			2,917

Electrical Equipment - 1.2%
AMETEK, Inc.	5		444
Eaton Corp. plc	5		482
Sensata Technologies Holding plc*	6		226

			1,152

Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity Ltd.	4		347

Energy Equipment & Services - 0.4%
Baker Hughes Co.	26		404

Entertainment - 2.5%
Electronic Arts, Inc.*	3		471
Netflix, Inc.*(b)	3		1,405
Warner Music Group Corp., Class A*	16		473

			2,349

Equity Real Estate Investment Trusts (REITs) - 5.2%
Brixmor Property Group, Inc.	38		443
Equinix, Inc.	1		798
Equity LifeStyle Properties, Inc.	15		1,046
Prologis, Inc.	6		680
Realty Income Corp.	4		259
SBA Communications Corp.	—	(a)	150
Ventas, Inc.	26		985
WP Carey, Inc.	7		519

			4,880

Food & Staples Retailing - 0.7%
Albertsons Cos., Inc., Class A*	31		457
Costco Wholesale Corp.	1		189

			646

Food Products - 0.7%
Conagra Brands, Inc.	5		204
Mondelez International, Inc., Class A	7		407

			611

Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	4		317
Boston Scientific Corp.*	14		546
Intuitive Surgical, Inc.*	1		676
Medtronic plc	3		274
Zimmer Biomet Holdings, Inc.	6		832

			2,645

Health Care Providers & Services - 1.6%
Cigna Corp.(b)	4		629
McKesson Corp.	5		740
UnitedHealth Group, Inc.(b)	1		160

			1,529

Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp.	5		199
Yum! Brands, Inc.	8		685

			884

Household Durables - 0.4%
Lennar Corp., Class A	5		378

Household Products - 0.8%
Kimberly-Clark Corp.	1		212
Procter & Gamble Co. (The)	4		552

			764

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	4		614

Insurance - 2.0%
Arthur J Gallagher & Co.	3		353

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Chubb Ltd.	5		659
Marsh & McLennan Cos., Inc.	5		553
Progressive Corp. (The)	3		301

			1,866

Interactive Media & Services - 0.9%
Alphabet, Inc., Class C*(b)	1		847

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc.*(b)	1		1,696
Booking Holdings, Inc.*	—	(a)	105

			1,801

IT Services - 7.6%
Automatic Data Processing, Inc.(b)	2		232
Booz Allen Hamilton Holding Corp.	3		211
Fidelity National Information Services, Inc.(b)	8		1,241
Fiserv, Inc.*(b)	8		758
FleetCor Technologies, Inc.*	1		278
Leidos Holdings, Inc.(b)	9		812
Mastercard, Inc., Class A(b)	4		1,185
PayPal Holdings, Inc.*(b)	6		1,163
WEX, Inc.*	7		1,108

			6,988

Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	1		529

Machinery - 2.1%
Parker-Hannifin Corp.	4		746
Snap-on, Inc.	2		255
Stanley Black & Decker, Inc.	6		952

			1,953

Media - 2.1%
Charter Communications, Inc., Class A*	1		746
Comcast Corp., Class A	10		426
Discovery, Inc., Class A*	33		691
Discovery, Inc., Class C*	6		110

			1,973

Multiline Retail - 0.5%
Dollar Tree, Inc.*	5		490

Oil, Gas & Consumable Fuels - 4.7%
Cheniere Energy, Inc.*	2		107
Chevron Corp.(b)	7		546
ConocoPhillips	5		184
Diamondback Energy, Inc.	27		1,060
Kinder Morgan, Inc.	40		570
Parsley Energy, Inc., Class A	38		415
Pioneer Natural Resources Co.(b)	6		569
TC Energy Corp. (Canada)	14		621
Williams Cos., Inc. (The)	17		324

			4,396

Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	9		507
Elanco Animal Health, Inc.*	11		254
Eli Lilly and Co.	4		563
Merck & Co., Inc.	1		91

			1,415

Road & Rail - 3.6%
CSX Corp.	10		729
Lyft, Inc., Class A*	29		836
Norfolk Southern Corp.(b)	8		1,596
Union Pacific Corp.	1		176

			3,337

Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc.*(b)	15		1,141
Analog Devices, Inc.	7		807
Applied Materials, Inc.	2		136
ASML Holding NV (Registered), NYRS (Netherlands)	1		402
Lam Research Corp.	2		920
Micron Technology, Inc.*	12		607
NXP Semiconductors NV (Netherlands)	17		1,965
ON Semiconductor Corp.*	14		288
Qorvo, Inc.*	5		611
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	9		691
Texas Instruments, Inc.(b)	4		485

			8,053

Software - 3.6%
Ceridian HCM Holding, Inc.*	1		92
Intuit, Inc.(b)	1		403
Microsoft Corp.(b)	4		759
Paylocity Holding Corp.*	5		632
salesforce.com, Inc.*	2		375
ServiceNow, Inc.*	1		603
Workday, Inc., Class A*	3		497

			3,361

Specialty Retail - 4.5%
AutoZone, Inc.*	—	(a)	412
Best Buy Co., Inc.	4		386
Home Depot, Inc. (The)	2		405
Lowe’s Cos., Inc.	6		959
O’Reilly Automotive, Inc.*(b)	4		1,686
TJX Cos., Inc. (The)	6		308

			4,156

Tobacco - 0.3%
Altria Group, Inc.	7		279

Trading Companies & Distributors - 0.3%
WW Grainger, Inc.	1		282

Wireless Telecommunication Services - 1.5%
T-Mobile US, Inc.*	13		1,385

TOTAL COMMON STOCKS (Cost $62,020)			78,623

Investments	No. of Rights (000)		Value ($000)

RIGHTS - 0.0%(c)

Pharmaceuticals - 0.0%(c)
Bristol-Myers Squibb Co., CVR, expiring 12/31/2020* (Cost $13)	6		21

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 19.2%

INVESTMENT COMPANIES - 19.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(d)(e)(Cost $17,853)	17,845	17,859

TOTAL LONG POSITIONS (Cost $79,886)		96,503

SHORT POSITIONS - (75.7)%
COMMON STOCKS - (75.7)%
Aerospace & Defense - (1.6)%
Boeing Co. (The)	(2)	(340)
HEICO Corp.	(3)	(327)
Huntington Ingalls Industries, Inc.	(2)	(272)
Lockheed Martin Corp.	(1)	(343)
TransDigm Group, Inc.	(1)	(239)

		(1,521)

Air Freight & Logistics - (1.5)%
CH Robinson Worldwide, Inc.	(6)	(574)
Expeditors International of Washington, Inc.	(5)	(420)
United Parcel Service, Inc., Class B	(3)	(437)

		(1,431)

Automobiles - (0.6)%
Ford Motor Co.	(65)	(431)
Harley-Davidson, Inc.	(5)	(118)

		(549)

Banks - (2.4)%
Associated Banc-Corp.	(7)	(92)
BancorpSouth Bank	(7)	(139)
Bank of Hawaii Corp.	(5)	(267)
Commerce Bancshares, Inc.	(13)	(756)
M&T Bank Corp.	(5)	(489)
Old National Bancorp	(16)	(219)
People’s United Financial, Inc.	(23)	(247)

		(2,209)

Beverages - (0.1)%
Brown-Forman Corp., Class B	(2)	(137)

Biotechnology - (1.1)%
Gilead Sciences, Inc.	(15)	(1,015)

Building Products - (1.3)%
Fortune Brands Home & Security, Inc.	(5)	(419)
Johnson Controls International plc	(16)	(630)
Lennox International, Inc.	(1)	(168)

		(1,217)

Capital Markets - (2.8)%
Franklin Resources, Inc.	(34)	(707)
Nasdaq, Inc.	(6)	(762)
Northern Trust Corp.	(8)	(594)
Waddell & Reed Financial, Inc., Class A	(35)	(515)

		(2,578)

Chemicals - (1.1)%
Albemarle Corp.	(10)	(864)
RPM International, Inc.	(2)	(123)

		(987)

Commercial Services & Supplies - (0.2)%
Republic Services, Inc.	(3)	(231)

Communications Equipment - (3.7)%
Cisco Systems, Inc.	(46)	(2,174)
Juniper Networks, Inc.	(49)	(1,244)

		(3,418)

Construction Materials - (0.6)%
Martin Marietta Materials, Inc.	(1)	(191)
Vulcan Materials Co.	(3)	(385)

		(576)

Containers & Packaging - (2.5)%
AptarGroup, Inc.	(2)	(202)
Avery Dennison Corp.	(3)	(356)
Ball Corp.	(4)	(319)
International Paper Co.	(24)	(837)
Sealed Air Corp.	(2)	(89)
Sonoco Products Co.	(10)	(504)

		(2,307)

Diversified Telecommunication Services - (2.0)%
AT&T, Inc.	(43)	(1,282)
CenturyLink, Inc.	(56)	(543)

		(1,825)

Electric Utilities - (1.8)%
Duke Energy Corp.	(3)	(286)
PPL Corp.	(16)	(413)
Southern Co. (The)	(17)	(955)

		(1,654)

Electrical Equipment - (1.0)%
Acuity Brands, Inc.	(8)	(797)
Hubbell, Inc.	(1)	(136)

		(933)

Electronic Equipment, Instruments & Components - (0.4)%
Cognex Corp.	(5)	(356)

Energy Equipment & Services - (1.5)%
Halliburton Co.	(66)	(950)
Schlumberger Ltd.	(22)	(407)

		(1,357)

Entertainment - (4.1)%
Activision Blizzard, Inc.	(3)	(208)
Cinemark Holdings, Inc.	(12)	(144)
Spotify Technology SA*	(5)	(1,284)
Take-Two Interactive Software, Inc.*	(5)	(826)
Walt Disney Co. (The)	(11)	(1,283)

		(3,745)

Equity Real Estate Investment Trusts (REITs) - (5.3)%
Digital Realty Trust, Inc.	(5)	(777)
Duke Realty Corp.	(7)	(294)
Equity Residential	(4)	(202)
Extra Space Storage, Inc.	(5)	(523)
Iron Mountain, Inc.	(33)	(924)
National Retail Properties, Inc.	(13)	(474)
Public Storage	(2)	(458)
Simon Property Group, Inc.	(14)	(851)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Vornado Realty Trust	(11)	(377)

		(4,880)

Food & Staples Retailing - (2.2)%
Kroger Co. (The)	(35)	(1,208)
Sysco Corp.	(9)	(463)
Walgreens Boots Alliance, Inc.	(9)	(355)

		(2,026)

Food Products - (1.7)%
Campbell Soup Co.	(15)	(764)
General Mills, Inc.	(5)	(347)
Hershey Co. (The)	(2)	(284)
Kellogg Co.	(3)	(225)

		(1,620)

Health Care Equipment & Supplies - (2.5)%
Abbott Laboratories	(7)	(715)
Dentsply Sirona, Inc.	(5)	(201)
Stryker Corp.	(4)	(702)
Varian Medical Systems, Inc.*	(5)	(710)

		(2,328)

Health Care Providers & Services - (2.2)%
AmerisourceBergen Corp.	(8)	(771)
Henry Schein, Inc.*	(15)	(1,031)
Patterson Cos., Inc.	(9)	(230)

		(2,032)

Health Care Technology - (0.8)%
Cerner Corp.	(10)	(710)

Hotels, Restaurants & Leisure - (1.7)%
Chipotle Mexican Grill, Inc.*	— (a)	(307)
Darden Restaurants, Inc.	(7)	(493)
Starbucks Corp.	(10)	(781)

		(1,581)

Household Products - (1.7)%
Clorox Co. (The)	(7)	(1,592)

Industrial Conglomerates - (1.2)%
3M Co.	(4)	(624)
General Electric Co.	(75)	(457)

		(1,081)

Insurance - (2.2)%
Allstate Corp. (The)	(6)	(554)
Aon plc, Class A	(2)	(485)
Axis Capital Holdings Ltd.	(3)	(129)
Principal Financial Group, Inc.	(6)	(275)
Travelers Cos., Inc. (The)	(6)	(645)

		(2,088)

Interactive Media & Services - (0.9)%
Twitter, Inc.*	(23)	(852)

IT Services - (2.7)%
Accenture plc, Class A	(1)	(257)
Jack Henry & Associates, Inc.	(3)	(500)
Paychex, Inc.	(10)	(733)
Western Union Co. (The)	(44)	(1,058)

		(2,548)

Life Sciences Tools & Services - (1.6)%
Agilent Technologies, Inc.	(6)	(536)
Mettler-Toledo International, Inc.*	— (a)	(37)
Waters Corp.*	(4)	(901)

		(1,474)

Machinery - (2.2)%
Caterpillar, Inc.	(5)	(681)
Donaldson Co., Inc.	(4)	(174)
Illinois Tool Works, Inc.	(5)	(987)
PACCAR, Inc.	(3)	(224)

		(2,066)

Media - (2.0)%
AMC Networks, Inc., Class A*	(5)	(113)
Fox Corp., Class A	(6)	(164)
Interpublic Group of Cos., Inc. (The)	(12)	(218)
Omnicom Group, Inc.	(10)	(563)
Sirius XM Holdings, Inc.	(53)	(313)
ViacomCBS, Inc.	(19)	(492)

		(1,863)

Multiline Retail - (0.6)%
Kohl’s Corp.	(3)	(49)
Macy’s, Inc.	(59)	(358)
Nordstrom, Inc.	(14)	(193)

		(600)

Multi-Utilities - (1.3)%
Consolidated Edison, Inc.	(12)	(898)
NiSource, Inc.	(11)	(274)

		(1,172)

Oil, Gas & Consumable Fuels - (4.9)%
Apache Corp.	(25)	(379)
Devon Energy Corp.	(28)	(294)
Enbridge, Inc. (Canada)	(31)	(979)
Exxon Mobil Corp.	(15)	(651)
Hess Corp.	(16)	(771)
HollyFrontier Corp.	(9)	(242)
Marathon Oil Corp.	(53)	(292)
Occidental Petroleum Corp.	(56)	(887)

		(4,495)

Professional Services - (1.0)%
Robert Half International, Inc.	(19)	(951)

Road & Rail - (1.0)%
Heartland Express, Inc.	(18)	(371)
JB Hunt Transport Services, Inc.	(4)	(506)
Werner Enterprises, Inc.	(1)	(43)

		(920)

Semiconductors & Semiconductor Equipment - (1.3)%
Broadcom, Inc.	(1)	(233)
Intel Corp.	(5)	(262)
QUALCOMM, Inc.	(7)	(710)

		(1,205)

Software - (1.0)%
Adobe, Inc.*	(1)	(524)
Splunk, Inc.*	(2)	(452)

		(976)

Specialty Retail - (0.8)%
Bed Bath & Beyond, Inc.	(21)	(230)
Gap, Inc. (The)	(5)	(66)
Ulta Beauty, Inc.*	(1)	(102)
Williams-Sonoma, Inc.	(4)	(364)

		(762)

Technology Hardware, Storage & Peripherals - (1.6)%
HP, Inc.	(11)	(196)
NetApp, Inc.	(21)	(926)
Seagate Technology plc	(5)	(230)
Xerox Holdings Corp.	(9)	(155)

		(1,507)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Textiles, Apparel & Luxury Goods - (0.4)%
Canada Goose Holdings, Inc. (Canada)*	(2)	(43)
Hanesbrands, Inc.	(24)	(346)

		(389)

Trading Companies & Distributors - (0.6)%
Fastenal Co.	(13)	(597)

TOTAL COMMON STOCKS (Proceeds $(71,521))		(70,361)

Investments	No. of Warrants (000)	Value ($000)
WARRANTS - 0.0%(c)
Oil, Gas & Consumable Fuels - 0.0%(c)
Occidental Petroleum Corp. expiring 8/3/2027, price 22.00 USD* (Cost $—)	(6)	(36)

TOTAL SHORT POSITIONS (Proceeds $(71,521))		(70,397)

Total Investments - 28.0% (Cost $8,365)		26,106
Other Assets Less Liabilities - 72.0%		66,916

Net Assets - 100.0%		93,022

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
NYRS	New York Registry Shares
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
(b)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $13,384,000.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(39)	09/2020	USD	(6,367)	(188)

Abbreviations
USD	United States Dollar

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$96,503	$–	$–	$96,503

Total Liabilities for Securities Sold Short(a)	$(70,397)	$–	$–	$(70,397)

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(188)	$–	$–	$(188)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(a)(b)	$9,419	$177,097	$168,670	$9	$4	$17,859	17,845	$83	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.